Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for PEO (Varun) ($)(1)	Compensation actually paid to PEO (Varun) ($)(2)	Summary compensation table total for PEO (Bill) ($)(1)	Compensation actually paid to PEO (Bill) ($)(2)	Summary compensation table total for PEO (Jay Farner) ($)(1)	Compensation actually paid to PEO (Jay Farner) ($)(2)
2025	52,889,799	77,542,028	—	—	—	—
2024	25,887,926	22,799,341	—	—	—	—
2023	3,445,914	3,445,914	6,764,191	10,972,359	334,552	(5,669,619)
2022	—	—	—	—	9,468,874	2,137,238
2021	—	—	—	—	1,603,475	(5,046,699)

Year	Average summary compensation table total for non-PEO NEOs ($)(3)	Average compensation actually paid to non-PEO NEOs ($)(2)	Value of initial fixed $100 investment based on:		Net income (loss) (millions) ($)(6)	rTSR (percentile)(7)
			Total shareholder return ($)(4)	Peer group total shareholder return ($)(5)
2025	19,579,919	51,532,971	114	96	(234)	83
2024	8,441,736	7,502,530	59	120	640	69
2023	2,904,895	2,905,919	76	58	(390)	56
2022	2,505,493	684,915	37	33	700	25
2021	863,279	(1,418,642)	68	64	6,100	7

Named Executive Officers, Footnote	The amounts reported in this column represent the amounts reported in the “Total” column of the Summary Compensation Table for each of Varun, Bill and Jay Farner for the years in which they served as PEO. For the years reported in the table, Varun was our PEO from September 2023 to December 2025, Bill was our PEO from June 2023 to September
2023, and Jay Farner was our PEO from 2020 to June 2023.
The amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Varun, Bill and Jay Farner) in the “Total” column of the Summary Compensation Table in each applicable year. Our NEOs (excluding Varun, Bill and Jay Farner) included for purposes of calculating the average amounts in each applicable year are as follows: (a) for 2025, Jay Bray, Brian Brown, Heather Lovier, and Bill Banfield; (b) for 2024, Brian Brown, Shawn Malhotra, Jonathan Mildenhall and Heather
Lovier (c) for 2023, Brian Brown, Tina V. John and Bob Walters; (d) for 2022, Bob Walters, Brian Brown, Tina V. John, Julie Booth and Angelo Vitale; and (e) for 2021, Bob Walters,
Julie Booth and Angelo Vitale.

Peer Group Issuers, Footnote	The cumulative TSR depicts a hypothetical $100 investment in our common stock. The Company utilized a selected peer group for purposes of its TSR benchmarking (the “PVP Peer
Group”). Our PVP Peer Group is comprised of PennyMac Financial Services Inc, Rithm Capital Corp, Anywhere Real Estate Inc., Zillow Group Inc Class C, Stewart Information
Services Corp, SoFi Technologies Inc, Guild Holdings Company, Compass, Inc., loanDepot, Inc., UWM Holdings Corporation, and Blend Labs, Inc. Certain companies were not publicly traded companies at inception date, and these companies were added and reweighted to the peer group to the most recent quarter subsequent to their respective IPO dates.
Mr. Cooper and Redfin were removed from the PVP Peer Group following the Company’s acquisitions of each in 2025.

Adjustment To PEO Compensation, Footnote	The amounts reported in this column represent CAP for each of Varun, Bill and Jay Farner for the years in which they served as PEO and the average CAP for the NEOs as a group
(excluding Varun, Bill and Jay Farner), for each corresponding year computed as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to such persons during any applicable year. To determine CAP, the adjustments below were made to Varun’s total compensation in 2025 and the average total compensation for the NEOs as a group (excluding Varun) in 2025. Defined benefit and actuarial pension plan adjustments were not relevant for any applicable year.

	Fiscal Year 2025
	PEO ($)	Non-PEO NEOs ($)
Summary Compensation Table total	52,889,799	19,579,919
Adjustments:(a)
Minus reported value of equity awards(b)	46,999,970	11,949,970
Plus year end fair value of equity awards granted in the year	52,302,866	19,549,106
Plus year over year change in fair value of outstanding and unvested equity awards	15,011,514	23,069,557
Plus fair value as of vesting date of equity awards granted and vested in the year	2,448,309	495,221
Plus year over year change in fair value of equity awards granted in prior years that vested in the year	1,889,510	789,138
Minus fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	—
Plus value of dividends or other earnings paid on stock or option swards not otherwise reflected in fair value or total compensation	—	—
Compensation actually paid (CAP)	77,542,028	51,532,971
(a) The fair values of RSUs included in the CAP for our PEO and the Average CAP for our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates. The fair values of PSUs included in the CAP for our PEO and the Average CAP for our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards as described in the 2025 Summary
Compensation Table.
(b) The amounts reported in this column represent the grant date fair value of all equity awards granted in 2025, which are the amounts reported in the “Stock Awards” in the
2025 Summary Compensation Table for such year.
	(3)
Non-PEO NEO Average Total Compensation Amount	$ 19,579,919	$ 8,441,736	$ 2,904,895	$ 2,505,493	$ 863,279
Non-PEO NEO Average Compensation Actually Paid Amount	$ 51,532,971	7,502,530	2,905,919	684,915	(1,418,642)
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported in this column represent CAP for each of Varun, Bill and Jay Farner for the years in which they served as PEO and the average CAP for the NEOs as a group
(excluding Varun, Bill and Jay Farner), for each corresponding year computed as required by Item 402(v) of Regulation S-K. The reported amounts do not reflect the actual compensation earned by or paid to such persons during any applicable year. To determine CAP, the adjustments below were made to Varun’s total compensation in 2025 and the average total compensation for the NEOs as a group (excluding Varun) in 2025. Defined benefit and actuarial pension plan adjustments were not relevant for any applicable year.

	Fiscal Year 2025
	PEO ($)	Non-PEO NEOs ($)
Summary Compensation Table total	52,889,799	19,579,919
Adjustments:(a)
Minus reported value of equity awards(b)	46,999,970	11,949,970
Plus year end fair value of equity awards granted in the year	52,302,866	19,549,106
Plus year over year change in fair value of outstanding and unvested equity awards	15,011,514	23,069,557
Plus fair value as of vesting date of equity awards granted and vested in the year	2,448,309	495,221
Plus year over year change in fair value of equity awards granted in prior years that vested in the year	1,889,510	789,138
Minus fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	—
Plus value of dividends or other earnings paid on stock or option swards not otherwise reflected in fair value or total compensation	—	—
Compensation actually paid (CAP)	77,542,028	51,532,971
(a) The fair values of RSUs included in the CAP for our PEO and the Average CAP for our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates. The fair values of PSUs included in the CAP for our PEO and the Average CAP for our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards as described in the 2025 Summary
Compensation Table.
(b) The amounts reported in this column represent the grant date fair value of all equity awards granted in 2025, which are the amounts reported in the “Stock Awards” in the
2025 Summary Compensation Table for such year.

Compensation Actually Paid vs. Total Shareholder Return	The CAP for our PEO and the average CAP for the other NEOs as a group for 2021, 2022, 2023, 2024, and
2025 is presented in comparison to our cumulative TSR and cumulative PVP Peer Group TSR for such years in the table below.

Compensation Actually Paid vs. Net Income	The CAP for our PEO and the average CAP for the other NEOs as a group for 2021, 2022, 2023, 2024, and 2025 is presented in comparison to our net income (loss) for such years in the table below.
Compensation Actually Paid vs. Company Selected Measure	The CAP for our PEO and the average CAP for the other NEOs as a group for 2021, 2022, 2023, 2024, and
2025 is presented in comparison to our rTSR performance against the TSR peer group for such years in the table below.

Total Shareholder Return Vs Peer Group	The CAP for our PEO and the average CAP for the other NEOs as a group for 2021, 2022, 2023, 2024, and
2025 is presented in comparison to our cumulative TSR and cumulative PVP Peer Group TSR for such years in the table below.

Tabular List, Table

Most important performance measures
Adjusted EBITDA	Refinance Mortgage Market Share Growth
Adjusted Revenue	Purchase Mortgage Market Share Growth
Relative Total Shareholder Return(1)

Total Shareholder Return Amount	$ 114	59	76	37	68
Peer Group Total Shareholder Return Amount	96	120	58	33	64
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (234,000,000)	$ 640,000,000	$ (390,000,000)	$ 700,000,000	$ 6,100,000,000
Company Selected Measure Amount	83	69	56	25	7
PEO Name	Varun
Additional 402(v) Disclosure	The cumulative TSR depicts a hypothetical $100 investment in our common stock. The amounts reported in this column represent the Company’s cumulative TSR, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the measurement period by the Company’s share price at the beginning of the measurement period (the closing price as of initial post-IPO trading date).
The amounts reported in this column represent net income (loss) reflected in the Company’s audited financial statements for the applicable year.rTSR measures the Company’s TSR at the end of the performance period, where performance is determined by the ranking (as a percentile) of the Company’s TSR versus a custom peer group, provided that payout is capped if the Company has absolute negative TSR at the end of the performance period. See “Compensation discussion and analysis — 2025 executive compensation program and pay — Long-term equity awards” for the definition of TSR and the companies included in the TSR peer group.
Reflects the Company’s TSR compared to a peer group established by our Compensation Committee.This Pay Versus Performance section is not “soliciting material,” is not deemed filed with the SEC and is not to be incorporated by reference into any of the Company’s filings under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date of this proxy statement and irrespective of any general incorporation language therein.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return(1)
Measure:: 4
Pay vs Performance Disclosure
Name	Refinance Mortgage Market Share Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Purchase Mortgage Market Share Growth
Varun [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 52,889,799	$ 25,887,926	$ 3,445,914
PEO Actually Paid Compensation Amount	77,542,028	$ 22,799,341	3,445,914
Bill [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,764,191
PEO Actually Paid Compensation Amount			10,972,359
Jay Farner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			334,552	$ 9,468,874	$ 1,603,475
PEO Actually Paid Compensation Amount			$ (5,669,619)	$ 2,137,238	$ (5,046,699)
PEO | Varun [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,999,970)
PEO | Varun [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,302,866
PEO | Varun [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,011,514
PEO | Varun [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,448,309
PEO | Varun [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,889,510
PEO | Varun [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Varun [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,949,970)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,549,106
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,069,557
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	495,221
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	789,138
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0